Interest income, Interest expense and Foreign exchange (losses) gains, net - Summary of Foreign Exchange (Losses) Gains, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Income (Expense) And Foreign Exchange Gain (Loss) [Abstract]
Total foreign exchange gains (losses), net	$ (3,402)	$ 3,479	$ (7,628)